Financial Risk Management - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Commitment amount	€ 462,000	€ 1,395,000	€ 1,385,000
Proceeds from borrowing net of bank fees	1,309,206	365,975	199,935
Prepayments	3,000
Loan Fees
Financial risk management
Prepayments	2,800
Derivative liabilities measured at fair value
Financial risk management
Gain (loss) on derivatives	2,116	(26)	403
Level 2 | Derivative liabilities measured at fair value
Financial risk management
Derivative financial liabilities	13,716	16,414	21,961
Level 2 | Derivative liabilities measured at fair value | Derivatives ineffective hedges
Financial risk management
Derivative financial liabilities	2,116	(26)	403
Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets	2,682	18,468	338
Credit risk
Financial risk management
Credit loss allowance for other financial asset at amortized cost	€ 0	€ 0	€ 0
EURIBOR | Interest rate risk hedging
Financial risk management
Borrowings, interest rate (in percent)	2.10%	2.90%	3.90%
Increase in interest rate profit before tax	€ 15,600	€ 5,900	€ 2,100
Minimum | EURIBOR | Interest rate risk hedging
Financial risk management
EURIBOR interest rate floor (in percent)	0.00%
Maximum | EURIBOR | Interest rate risk hedging
Financial risk management
EURIBOR interest rate floor (in percent)	1.00%
USD
Financial risk management
Commitment amount	€ 496,000	1,342,000	1,340,000
USD | Foreign currency risk hedging
Financial risk management
Percentage of reasonably possible decrease in exchange rate (in percent)	10.00%
Decrease in result before tax due to reasonably possible decrease in exchange rate	€ (1,600)	(1,800)	€ (4,600)
GBP | Foreign currency risk hedging
Financial risk management
Percentage of reasonably possible decrease in exchange rate (in percent)	10.00%
Decrease in result before tax due to reasonably possible decrease in exchange rate	€ (400)	€ (700)